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                    MERRILL LYNCH FEDERAL SECURITIES TRUST



                                                December 27, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

        Re:  Merrill Lynch Federal Securities Trust
             Post-Effective Amendment No. 13 to the Registration
             Statement on Form N-1A (Securities Act File
             No. 2-92366; Investment Company Act File No. 811-4077)
             ------------------------------------------------------

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Federal Securities Trust (the "Trust") hereby certifies that:

                (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

                (2) the text of Post-Effective Amendment No. 13 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 20, 1996.

                                Very truly yours,

                                MERRILL LYNCH FEDERAL
                                 SECURITIES TRUST


                                By:  /s/ Ira P. Shapiro
                                     -------------------------------
                                     Authorized Officer